Discontined Operations Discontinued Operations Income Statement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	$ 0	$ 3,177,183	$ 1,406,608
Income from discontinued operations	52,773	3,331,051	2,163,979
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rental revenues	3,180,680	3,802,805	8,811,289
Expenses	3,127,907	3,648,937	8,053,918
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	52,773	153,868	757,371
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	0	3,177,183	1,406,608
Income from discontinued operations	$ 52,773	$ 3,331,051	$ 2,163,979